Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company’s contributions for 2018 were $8,446 (2017 - $7,232).
In conjunction with the utility acquisitions, the Company assumes defined benefit pension, supplemental executive retirement plans and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans of the electricity and gas utilities are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee’s years of service and compensation. The Company also provides a defined benefit cash balance pension plan covering substantially all its new employees and current employees at its water utilities, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2018	2017	2018	2017
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$523,743	$247,246	$176,975	$61,888
Projected benefit obligation assumed from business combination	—	256,486	—	97,761
Service cost	15,481	14,747	5,791	4,838
Interest cost	18,717	20,191	6,727	6,642
Actuarial (gain) loss	(29,845)	35,696	(14,800)	10,263
Contributions from retirees	—	—	1,920	1,821
Gain on curtailment	(1,875)	(849)	—	(4)
Benefits paid	(49,429)	(49,774)	(8,288)	(6,234)
Projected benefit obligation, end of year	$476,792	$523,743	$168,325	$176,975
Change in plan assets
Fair value of plan assets, beginning of year	403,945	176,040	130,487	21,701
Plan assets acquired in business combination	—	184,510	—	91,532
Actual return on plan assets	(36,987)	63,250	(10,603)	19,733
Employer contributions	21,570	29,919	2,068	2,068
Benefits paid	(49,429)	(49,774)	(6,410)	(4,547)
Fair value of plan assets, end of year	$339,099	$403,945	$115,542	$130,487
Unfunded status	$(137,693)	$(119,798)	$(52,783)	$(46,488)
Amounts recognized in the consolidated balance sheets consists of:
Non-current assets	—	—	3,161	3,936
Current liabilities	(872)	(861)	(850)	(1,172)
Non-current liabilities	(136,821)	(118,937)	(55,094)	(49,252)
Net amount recognized	$(137,693)	$(119,798)	$(52,783)	$(46,488)

The accumulated benefit obligation for the pension plans was $439,458 and $490,108 as of December 31, 2018 and 2017, respectively.

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation (continued)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2018	2017	2018	2017
Accumulated benefit obligation	439,458	462,943	163,375	171,175
Fair value of plan assets	339,099	376,276	107,430	121,561
Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2018	2017	2018	2017
Projected benefit obligation	476,791	523,743	163,375	171,175
Fair value of plan assets	339,099	403,945	107,430	121,561

On June 22, 2017, all Mountain Water employees were terminated as a result of the condemnation of the Mountain Water assets to the City of Missoula (note 21(a)). The pension and OPEB obligations of these employees remain with the Company. The assets and projected benefit obligations of the plans were revalued at June 30, 2017 and resulted in an actuarial gain of $2,354 recorded in OCI and a curtailment gain of $853 recorded against the loss on long-lived assets.
In 2018, the Company permanently froze the accrual of benefits for participants in Park Water's existing pension plan. Subsequent to the effective date, these employees began accruing benefits under the Company’s cash balance plan. The plan amendments resulted in an decrease to the projected benefit obligation of $1,875 which is recorded as a prior service credit in OCI.

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2017	$27,572	$(5,617)	$(3,861)	$(732)
Additions to AOCI	(2,652)	—	(3,066)	—
Reclassification to regulatory accounts (note 7(b))	1,136	—	3,515	—
Amortization in current period	(928)	622	230	262
Balance, December 31, 2017	$25,128	$(4,995)	$(3,182)	$(470)
Additions to AOCI	34,916	(1,875)	3,254	—
Reclassification to regulatory accounts (note 7(b))	(22,166)	—	(14,232)	—
Amortization in current period	(1,074)	649	272	262
Gain (loss) on plan settlements	(2,547)	—	—	—
Balance, December 31, 2018	$34,257	$(6,221)	$(13,888)	$(208)

The movements in AOCI for Empire's pension and OPEB plans are reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery (note 7(b)).

10.	Pension and other post-employment benefits (continued)

(b)	Assumptions
Weighted average assumptions used to determine net benefit obligation for 2018 and 2017 were as follows:

	Pension benefits		OPEB
	2018	2017	2018	2017
Discount rate	4.19%	3.43%	4.26%	3.60%
Interest crediting rate (for cash balance plans)	4.43%	4.50%	N/A	N/A
Rate of compensation increase	4.00%	3.00%	N/A	N/A
Health care cost trend rate
Before age 65			6.25%	6.25%
Age 65 and after			6.25%	6.25%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2024

The mortality assumption for December 31, 2018 was updated to the projected generationally scale MP-2018, adjusted to reflect the ultimate improvement rates in the 2018 Social Security Administration intermediate assumptions.
In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
Weighted average assumptions used to determine net benefit cost for 2018 and 2017 were as follows:

	Pension benefits		OPEB
	2018	2017	2018	2017
Discount rate	3.57%	4.01%	3.60%	4.12%
Expected return on assets	7.13%	7.01%	6.52%	3.88%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.25%
Age 65 and after			6.25%	6.25%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2024	2023

10.	Pension and other post-employment benefits (continued)

(c)	Benefit costs
The following table lists the components of net benefit cost for the pension plans and OPEB recorded as part of operating expenses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2018	2017	2018	2017
Service cost	$15,481	$14,747	$5,791	$4,838
Non-service costs
Interest cost	18,717	20,191	6,727	6,642
Expected return on plan assets	(27,820)	(24,842)	(7,451)	(6,404)
Amortization of net actuarial loss (gain)	1,119	1,140	(272)	(230)
Amortization of prior service credits	(649)	(622)	(262)	(262)
Amortization of regulatory assets/liability	9,823	13,031	3,982	391
Net benefit cost	$16,671	$23,645	$8,515	$4,975

As a result of the adoption of ASU 2017-07 (note 2(a)), the service cost components of pension plans and OPEB are shown as part of operating expenses within operating income in the consolidated statements of operations. The remaining components of net benefit cost are considered non-service costs and have been included outside of operating income in pension and post-employment non-service costs in the consolidated statements of operations. The Company applied the practical expedient for retrospective application on the consolidated statements of operations and as such, the $9,035 of non-service costs for the twelve months ended December 31, 2017 has been reclassified from administrative expenses to pension and post-employment non-service costs.

(d)	Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company’s target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	69%	49% - 78%
Debt securities	31%	22% - 51%
	100%
The fair values of investments as of December 31, 2018, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	$338,946	75%
Debt securities	115,695	25%
Other	—	—%
	$454,641	100%

As of December 31, 2018, the funds do not hold any material investments in APUC.

10.	Pension and other post-employment benefits (continued)

(e)	Cash flows
The Company expects to contribute $20,137 to its pension plans and $5,562 to its post-employment benefit plans in 2019.
The expected benefit payments over the next ten years are as follows:

	2019	2020	2021	2022	2023	2024—2028
Pension plan	$31,101	$29,366	$32,508	$33,415	$35,111	$183,338
OPEB	6,077	6,686	7,172	7,731	8,241	47,119